Supplement dated September 30, 2008 to the

variable annuity prospectuses for the following:

MassMutual Artistry; Panorama Passage; Panorama Premier;

MassMutual RetireEase Select; MassMutual Transitions; Flex Extra and Panorama

all dated May 1, 2008

Recently there were revisions to some of the names of funds offered through your variable annuity. The fund names listed below were each revised to add the words “Initial Class.” This supplement revises page 1 of your variable annuity prospectus by adding the words “Initial Class” after the applicable fund name.

List of fund names revised to include the words “Initial Class”

(All funds listed are not offered through all variable annuities. See page 1 of your variable annuity prospectus for a list of funds offered through your variable annuity.)

MML Series Investment Fund II

MML Blend Fund – Initial Class

MML Enhanced Index Core Equity Fund – Initial Class

MML Equity Fund – Initial Class

MML Inflation-Protected and Income Fund – Initial Class

MML Managed Bond Fund – Initial Class

MML Money Market Fund – Initial Class

MML Small Cap Equity Fund – Initial Class

MML Small Company Opportunities Fund – Initial Class

MML Series Investment Fund

MML Aggressive Allocation Fund – Initial Class

MML Asset Allocation Fund – Initial Class

MML Balanced Allocation Fund – Initial Class

MML Blue Chip Growth Fund – Initial Class

MML Conservative Allocation Fund – Initial Class

MML Emerging Growth Fund – Initial Class

MML Equity Income Fund – Initial Class

MML Foreign Fund – Initial Class

MML Growth & Income Fund – Initial Class

MML Growth Allocation Fund – Initial Class

MML Growth Equity Fund – Initial Class

MML Income & Growth Fund – Initial Class

MML Large Cap Growth Fund – Initial Class

MML Large Cap Value Fund – Initial Class

MML Mid Cap Growth Fund – Initial Class

MML Mid Cap Value Fund – Initial Class

MML Moderate Allocation Fund – Initial Class

MML NASDAQ-100®Fund – Initial Class

MML Small Cap Growth Equity Fund – Initial Class

MML Small Cap Index Fund – Initial Class

MML Small/Mid Cap Value Fund – Initial Class